Acquisitions and disposals - acquisitions (Details) € in Millions, £ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Sep. 01, 2022 GBP (£) GW	May 05, 2021 EUR (€)	May 31, 2022 USD ($)	Dec. 31, 2022	Sep. 01, 2022 USD ($) GW	May 05, 2021 USD ($)	May 05, 2021 EUR (€)
Acquisitions [line items]
Ownership interest in Equinor group's oil and gas activities and net assets				100.00%
Triton Power [member] | Development and Production International & Marketing, Midstream and Processing [Member]
Acquisitions [line items]
Total purchase price	£ 120				$ 141
Ownership interest in joint venture	50.00%
Power Station Capacity | GW	1.2				1.2
Triton Power [member] | Development and Production International & Marketing, Midstream and Processing [Member] | SSE Thermal [member]
Acquisitions [line items]
Ownership interest in joint venture	50.00%
Statfjord licence shares [Member]
Acquisitions [line items]
Cash consideration			$ 193
Cash consideration received related to Spirit's lifting of volumes			$ 25
Statfjord licence shares [Member] | Maximum (%) [member]
Acquisitions [line items]
Percentage of share acquired			48.78%
Statfjord licence shares [Member] | Minimum (%) [member]
Acquisitions [line items]
Percentage of share acquired			11.56%
Statfjord licence shares [Member] | E&P International [member]
Acquisitions [line items]
Cash consideration			$ 72
Increase in property plant and equipment resulting from business combination			98
Reduction of deferred tax liability			86
Increase in asset retirement obligation			241
Statfjord licence shares [Member] | E&P- Norway [member]
Acquisitions [line items]
Cash consideration			96
Increase in property plant and equipment resulting from business combination			98
Reduction of deferred tax liability			298
Increase in asset retirement obligation			390
Increase in taxes payable			$ 98
Wento [Member] | REN [member]
Acquisitions [line items]
Percentage of share acquired						100.00%	100.00%
Cash consideration						$ 117	€ 98
Increase intangible assets as of acquisition date | €							€ 46
Goodwill | €		€ 59